CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Research and development	$ 320,986	$ 25,000	$ 329,966	$ 311,302
General and administrative	1,194,081	1,226,361	4,362,557	3,547,927
Total operating expenses	1,515,067	1,251,361	4,692,523	3,859,229
Operating loss	(1,515,067)	(1,251,361)	(4,692,523)	(3,859,229)
Other expense (income)
Change in fair value of derivative liabilities	12,820,618	(977,493)	6,503,174	(767,198)
Fair value of warrant liability in excess of proceeds	322,644	7,174,634	7,174,634
Financing transaction costs		137,191	137,192
Loss on extinguishment of secured convertible promissory note - related party		590,392	590,392
Interest expense	116,063	37,708	94,763	667
Interest income			(84)
Loss before income taxes			(19,192,594)	(3,092,698)
Provision for income taxes			1,642	1,600
Net loss and comprehensive loss	$ (14,774,392)	$ (8,213,793)	(19,194,236)	(3,094,298)
Less: Preferred deemed dividend				1,044,000
Net loss applicable to common shareholders			$ (19,194,236)	$ (4,138,298)
Basic and diluted net loss per common share (in dollars per share)	$ (0.11)	$ (0.09)	$ (0.16)	$ (0.11)
Weighted average shares of common stock outstanding: basic and diluted (in shares)	132,729,246	88,632,979	121,154,334	27,906,090